Financial Instruments by Category - Schedule of Financial Instruments by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Financial assets	$ 118,882	$ 162,140
Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	9,208	13,721
Other payables | Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	1,083	1,353
Trade payables | Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	7,660	11,937
Lease liabilities | Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	465	431
Financial assets at FVOCI
Disclosure Of Financial Instruments [Line Items]
Financial assets	12,646	82,847
Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	27,919	60,925
Financial assets at FVTPL
Disclosure Of Financial Instruments [Line Items]
Financial assets	78,317	18,368
Other receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	229	283
Other receivables | Financial assets at FVOCI
Disclosure Of Financial Instruments [Line Items]
Financial assets	0	0
Other receivables | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	229	283
Other receivables | Financial assets at FVTPL
Disclosure Of Financial Instruments [Line Items]
Financial assets	0	0
Financial assets at fair value through other comprehensive income
Disclosure Of Financial Instruments [Line Items]
Financial assets	12,646	82,847
Financial assets at fair value through other comprehensive income | Financial assets at FVOCI
Disclosure Of Financial Instruments [Line Items]
Financial assets	12,646	82,847
Financial assets at fair value through other comprehensive income | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	0	0
Financial assets at fair value through other comprehensive income | Financial assets at FVTPL
Disclosure Of Financial Instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets	106,007	79,010
Cash and cash equivalents | Financial assets at FVOCI
Disclosure Of Financial Instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	27,690	60,642
Cash and cash equivalents | Financial assets at FVTPL
Disclosure Of Financial Instruments [Line Items]
Financial assets	$ 78,317	$ 18,368